Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Lease rental income	$ 169,244	$ 145,478
Percent of Total, Lease rental income	100.00%	100.00%
Percent of Total, Management fees	100.00%	100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 85,193	$ 72,795
Percent of Total, Lease rental income	50.30%	50.00%
Percent of Total, Management fees	0.30%	0.20%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Management fees	56.90%	66.20%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 76,275	$ 64,727
Percent of Total, Lease rental income	45.10%	44.50%
Percent of Total, Management fees	42.20%	13.40%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 7,359	$ 7,318
Percent of Total, Lease rental income	4.30%	5.00%
Percent of Total, Management fees	0.10%	0.30%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 417	$ 638
Percent of Total, Lease rental income	0.30%	0.50%
Percent of Total, Management fees	0.50%	19.90%
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	$ 2,193	$ 2,488
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	1,036	1,484
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	3	3
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	589	982
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	437	199
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	1	4
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 6	$ 296